[redacted]

07046353

Cik 1011835

1-32836

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9800 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

*By Facsimile and First Class Mail*

March 19, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAR 22 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on March 16, 2007 The Nasdaq Stock Market (the "Exchange") received from Medivation, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END